Derivative Warrant Liabilities - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Sep. 15, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Warrant Liabilities [Line Items]
Class of warrants or rights outstanding term		5 years
Proceeds from warrants exercises		$ 17,613
Fair value adjustment of warrants		$ 11,412	$ 0	$ 0
Common Stock [Member]
Derivative Warrant Liabilities [Line Items]
Stock issued during period, shares, new issues	2,282,759	7,668,381
Common stock shares issued		1,531,591
Warrant [Member]
Derivative Warrant Liabilities [Line Items]
Fair value adjustment of warrants		$ 11,400
IPO [Member] | DMY [Member] | Common Class A [Member]
Derivative Warrant Liabilities [Line Items]
Exercise price per share			$ 11.50
Number of securities issued by each warrant			1
Private Placement [Member] | DMY [Member] | Common Class A [Member] | DMY Sponsor [Member]
Derivative Warrant Liabilities [Line Items]
Exercise price per share			$ 11.50
Number of securities issued by each warrant			1
Public Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Class of warrants issued		0
Exercise price per share		$ 11.50
Class of warrants or rights outstanding		7,668,381
Proceeds from warrants exercises		$ 17,600
Public Warrants [Member] | Warrant [Member]
Derivative Warrant Liabilities [Line Items]
Class of warrants issued		1,531,591
Public Warrants [Member] | IPO [Member] | DMY [Member]
Derivative Warrant Liabilities [Line Items]
Class of warrants issued			9,200,000
Public Warrants [Member] | From The Completion Of Business Combination [Member]
Derivative Warrant Liabilities [Line Items]
Warrants exercisable term from the date of completion of business combination		30 days
Public Warrants [Member] | From The Closing Of Initial Public Offer [Member]
Derivative Warrant Liabilities [Line Items]
Warrants exercisable term from the closing of IPO		12 months
Private Placement Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Class of warrants or rights outstanding		0
Class of warrants or rights lock in period			30 days
Private Placement Warrants [Member] | Private Placement [Member] | DMY [Member] | DMY Sponsor [Member]
Derivative Warrant Liabilities [Line Items]
Class of warrants issued			5,013,333